Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	May 02, 2016
Prospectus Date	Apr. 29, 2016
Institutional Class Prospectus | WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Prospectus:
Trading Symbol	WCEIX
Investor Class Prospectus | WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Prospectus:
Trading Symbol	WCERX